UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-22746

American Funds Inflation Linked Bond Fund

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: November 30

Date of reporting period: May 31, 2023

Becky L. Park

American Funds Inflation Linked Bond Fund

6455 Irvine Center Drive

Irvine, California 92618

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

American Funds Inflation Linked Bond Fund®

Semi-annual report for the six months ended May 31, 2023

Invest with the
goal of preserving
purchasing power

American Funds Inflation Linked Bond Fund seeks to provide inflation protection and income consistent with investment in inflation linked securities.

This fund is one of more than 40 offered by Capital Group, home of American Funds, one of the nation’s largest mutual fund families. For over 90 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class F-2 shares. Class A share results are shown at net asset value unless otherwise indicated. If a sales charge (maximum 2.50%) had been deducted from Class A shares, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, refer to capitalgroup.com.

Here are the total returns on a $1,000 investment with all distributions reinvested for the period ended June 30, 2023 (the most recent calendar quarter-end):

	1 year	5 years	10 years

Class F-2 shares	–3.83%	2.27%	2.16%
Class A shares Reflecting 2.50% maximum sales charge	–6.58	1.46	1.69

The total annual fund operating expense ratios were 0.40% for Class F-2 shares and 0.67% for Class A shares as of the prospectus dated February 1, 2023 (as supplemented to date). The expense ratios are restated to reflect current fees.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and expense reimbursements, without which results would have been lower.

Class F-2 shares were first offered for this fund on January 23, 2015. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Refer to capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.

The fund’s 30-day yield as of May 31, 2023, was 5.47% for Class F-2 shares and 5.04% for Class A shares calculated in accordance with the U.S. Securities and Exchange Commission formula. The Class A share results reflect the 2.50% maximum sales charge.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates. Inflation-linked bonds may experience greater losses than other debt securities with similar durations. There can be no assurance that the value of inflation-linked securities will be directly correlated to changes in interest rates. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Fellow investors:

Results for American Funds Inflation Linked Bond Fund for the periods ended May 31, 2023, are shown in the table below, as well as results of the fund’s benchmark and peer group average.

For additional information about the fund, its investment results, holdings and portfolio managers, refer to capitalgroup.com/individual/investments/fund/bfigx. You can also access information about Capital Group’s American Funds and read our insights about the markets, retirement, saving for college, investing fundamentals and more at capitalgroup.com.

Contents

1	Results at a glance

2	Investment portfolio

11	Financial statements

15	Notes to financial statements

29	Financial highlights

Results at a glance

For periods ended May 31, 2023, with all distributions reinvested

	Cumulative total returns		Average annual total returns
	6 months	1 year	5 years	10 years	Lifetime (since 12/14/12)

American Funds Inflation Linked Bond Fund (Class F-2 shares)	0.14%	–5.28%	2.67%	1.87%	1.41%
American Funds Inflation Linked Bond Fund (Class A shares)	–0.06	–5.60	2.38	1.66	1.22
Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index*	1.17	–4.20	2.64	1.75	1.23
Lipper Inflation Protected Bond Funds Average†	0.98	–3.85	2.32	1.25	0.83

Past results are not predictive of results in future periods.

*	The market index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index. Bloomberg source: Bloomberg Index Services Ltd. Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index consists of investment-grade, fixed-rate, publicly placed, dollar-denominated and non-convertible inflation-protected securities issued by the U.S. Treasury that have at least one year remaining to maturity, and have at least $250 million par amount outstanding. This index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes.
†	Source: Refinitiv. Lipper Inflation Protected Bond Funds Average is composed of funds that invest primarily in inflation-indexed fixed income securities. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the fund for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes. Lipper categories are dynamic and averages may have few funds, especially over longer periods. To review the number of funds included in the Lipper category for each fund’s lifetime, please review the Quarterly Statistical Update, available on our website.

American Funds Inflation Linked Bond Fund	1

Investment portfolio May 31, 2023	unaudited

Portfolio by type of security	Percent of net assets

Portfolio quality summary*	Percent of net assets
U.S. Treasury†	91.47%
AAA/Aaa	1.41
AA/Aa	1.38
A/A	2.62
BBB/Baa	2.25
Short-term securities & other assets less liabilities	.87
*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies.
†	These securities are guaranteed by the full faith and credit of the U.S. government.

Bonds, notes & other debt instruments 99.13%	Principal amount (000)		Value (000)
U.S. Treasury bonds & notes 91.47%
U.S. Treasury inflation-protected securities 91.47%
U.S. Treasury Inflation-Protected Security 0.625% 1/15/2024[1]	USD	145,773	$143,295
U.S. Treasury Inflation-Protected Security 0.50% 4/15/2024[1,2]		216,568	211,329
U.S. Treasury Inflation-Protected Security 0.125% 7/15/2024[1]		333,543	323,805
U.S. Treasury Inflation-Protected Security 0.125% 10/15/2024[1,2]		302,137	292,279
U.S. Treasury Inflation-Protected Security 0.25% 1/15/2025[1]		239,239	230,500
U.S. Treasury Inflation-Protected Security 2.375% 1/15/2025[1]		37,546	37,429
U.S. Treasury Inflation-Protected Security 0.125% 4/15/2025[1]		433,694	415,440
U.S. Treasury Inflation-Protected Security 0.375% 7/15/2025[1,2]		409,461	394,935
U.S. Treasury Inflation-Protected Security 0.125% 10/15/2025[1]		99,567	95,197
U.S. Treasury Inflation-Protected Security 0.625% 1/15/2026[1]		208,941	201,340
U.S. Treasury Inflation-Protected Security 2.00% 1/15/2026[1,2]		158,142	157,846
U.S. Treasury Inflation-Protected Security 0.125% 4/15/2026[1]		1,058,431	1,002,067
U.S. Treasury Inflation-Protected Security 0.125% 7/15/2026[1]		240,484	228,065
U.S. Treasury Inflation-Protected Security 0.125% 10/15/2026[1]		318,253	300,878
U.S. Treasury Inflation-Protected Security 0.375% 1/15/2027[1]		374,320	355,173
U.S. Treasury Inflation-Protected Security 2.375% 1/15/2027[1,2]		227,776	231,802
U.S. Treasury Inflation-Protected Security 0.125% 4/15/2027[1]		628,684	588,745
U.S. Treasury Inflation-Protected Security 0.375% 7/15/2027[1]		102,210	96,969
U.S. Treasury Inflation-Protected Security 1.625% 10/15/2027[1]		642,169	640,958
U.S. Treasury Inflation-Protected Security 0.50% 1/15/2028[1]		280,678	265,707
U.S. Treasury Inflation-Protected Security 1.75% 1/15/2028[1]		87,878	88,025
U.S. Treasury Inflation-Protected Security 0.875% 1/15/2029[1]		81,755	78,499
U.S. Treasury Inflation-Protected Security 2.50% 1/15/2029[1]		2,811	2,938
U.S. Treasury Inflation-Protected Security 0.25% 7/15/2029[1,2]		259,807	240,633
U.S. Treasury Inflation-Protected Security 0.125% 1/15/2030[1]		636,435	579,414
U.S. Treasury Inflation-Protected Security 0.125% 7/15/2030[1,2]		793,379	721,001
U.S. Treasury Inflation-Protected Security 0.125% 1/15/2031[1,2]		1,283,417	1,156,809
U.S. Treasury Inflation-Protected Security 0.125% 7/15/2031[1]		225,210	202,376
U.S. Treasury Inflation-Protected Security 0.125% 1/15/2032[1]		271,921	242,608
U.S. Treasury Inflation-Protected Security 0.625% 7/15/2032[1]		539,537	502,413
U.S. Treasury Inflation-Protected Security 1.125% 1/15/2033[1]		182,374	176,949
U.S. Treasury Inflation-Protected Security 2.125% 2/15/2040[1]		62,835	67,777
U.S. Treasury Inflation-Protected Security 2.125% 2/15/2041[1]		59,950	64,736

2	American Funds Inflation Linked Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury inflation-protected securities (continued)
U.S. Treasury Inflation-Protected Security 0.75% 2/15/2042[1]	USD	66,783	$56,884
U.S. Treasury Inflation-Protected Security 0.625% 2/15/2043[1]		178,658	146,871
U.S. Treasury Inflation-Protected Security 1.375% 2/15/2044[1]		84,303	79,532
U.S. Treasury Inflation-Protected Security 0.75% 2/15/2045[1]		143,545	118,798
U.S. Treasury Inflation-Protected Security 1.00% 2/15/2046[1]		123,354	107,244
U.S. Treasury Inflation-Protected Security 0.875% 2/15/2047[1]		199,917	168,005
U.S. Treasury Inflation-Protected Security 1.00% 2/15/2048[1,2]		318,821	274,744
U.S. Treasury Inflation-Protected Security 1.00% 2/15/2049[1]		55,891	48,052
U.S. Treasury Inflation-Protected Security 0.25% 2/15/2050[1]		264,324	184,531
U.S. Treasury Inflation-Protected Security 0.125% 2/15/2051[1,2]		462,534	307,364
U.S. Treasury Inflation-Protected Security 0.125% 2/15/2052[1,2]		274,184	181,421
U.S. Treasury Inflation-Protected Security 1.50% 2/15/2053[1]		425,415	413,707
			12,425,090

U.S. Treasury 0.00%
U.S. Treasury 2.00% 8/15/2051		1	—	[3]

Total U.S. Treasury bonds & notes			12,425,090

Corporate bonds, notes & loans 3.62%
Energy 0.77%
Energy Transfer, LP 6.00% 6/15/2048		9,257	8,537
Enterprise Products Operating, LLC 5.35% 1/31/2033		5,990	6,110
Equinor ASA 3.625% 9/10/2028		13,165	12,731
MPLX, LP 4.00% 3/15/2028		2,430	2,309
MPLX, LP 4.70% 4/15/2048		10,000	8,025
ONEOK, Inc. 6.35% 1/15/2031		7,508	7,744
ONEOK, Inc. 7.15% 1/15/2051		2,782	2,880
Petroleos Mexicanos 7.47% 11/12/2026	MXN	30	1
Qatar Energy 2.25% 7/12/2031[4]	USD	17,300	14,617
Qatar Energy 3.125% 7/12/2041[4]		13,495	10,197
Qatar Energy 3.30% 7/12/2051[4]		12,200	8,789
Sabine Pass Liquefaction, LLC 4.50% 5/15/2030		8,109	7,672
TransCanada Pipelines, Ltd. 4.10% 4/15/2030		6,315	5,865
Williams Companies, Inc. 3.50% 11/15/2030		8,448	7,579
Williams Companies, Inc. 2.60% 3/15/2031		1,450	1,200
			104,256

Consumer discretionary 0.75%
Alibaba Group Holding, Ltd. 2.125% 2/9/2031		1,062	874
Alibaba Group Holding, Ltd. 4.50% 11/28/2034		1,663	1,554
Alibaba Group Holding, Ltd. 4.00% 12/6/2037		2,286	1,941
Alibaba Group Holding, Ltd. 2.70% 2/9/2041		4,394	2,941
Alibaba Group Holding, Ltd. 3.15% 2/9/2051		10,297	6,674
Amazon.com, Inc. 3.10% 5/12/2051		40,000	29,293
Boston University 4.061% 10/1/2048		2,075	1,819
Duke University 2.832% 10/1/2055		5,000	3,389
Home Depot, Inc. 2.95% 6/15/2029		8,408	7,738
Home Depot, Inc. 4.50% 12/6/2048		1,240	1,137
Massachusetts Institute of Technology 2.294% 7/1/2051		22,000	13,857
Stellantis Finance US, Inc. 1.711% 1/29/2027[4]		8,525	7,541
Stellantis Finance US, Inc. 2.691% 9/15/2031[4]		7,425	5,908
The Board of Trustees of The Leland Stanford Junior University 1.289% 6/1/2027		4,950	4,402
Yale University 1.482% 4/15/2030		15,000	12,398
			101,466

Health care 0.53%
Amgen, Inc. 3.00% 2/22/2029		450	410
Amgen, Inc. 4.05% 8/18/2029		12,050	11,488
Amgen, Inc. 4.20% 3/1/2033		13,350	12,526
Amgen, Inc. 4.875% 3/1/2053		10,600	9,593
Becton, Dickinson and Company 3.70% 6/6/2027		7,700	7,390
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053		8,654	8,916
Sharp HealthCare 2.68% 8/1/2050		17,500	11,227
Summa Health 3.511% 11/15/2051		9,945	6,964
Trinity Health Corp. 2.632% 12/1/2040		5,000	3,526
			72,040

American Funds Inflation Linked Bond Fund	3

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Financials 0.36%
American Express Co. 4.42% 8/3/2033 (USD-SOFR + 1.76% on 8/3/2032)[5]	USD	10,449	$9,886
Bank of America Corp. 5.015% 7/22/2033 (USD-SOFR + 2.16% on 7/22/2032)[5]		7,018	6,867
Global Payments, Inc. 2.90% 5/15/2030		6,972	5,885
Morgan Stanley 2.239% 7/21/2032 (USD-SOFR + 1.178% on 7/21/2031)[5]		14,149	11,298
PayPal Holdings, Inc. 1.65% 6/1/2025		11,647	10,960
PayPal Holdings, Inc. 3.25% 6/1/2050		6,210	4,368
			49,264

Utilities 0.33%
Consumers Energy Co. 4.05% 5/15/2048		8,570	7,233
Duke Energy Corp. 0.90% 9/15/2025		6,850	6,238
Entergy Corp. 2.80% 6/15/2030		4,425	3,801
Entergy Corp. 3.75% 6/15/2050		4,700	3,453
Exelon Corp. 4.05% 4/15/2030		700	657
Exelon Corp. 4.10% 3/15/2052		1,300	1,029
Mississippi Power Co. 4.25% 3/15/2042		1,660	1,383
Public Service Electric and Gas Co. 3.20% 8/1/2049		8,250	6,059
Public Service Electric and Gas Co. 2.05% 8/1/2050		5,365	3,062
Tampa Electric Co. 4.45% 6/15/2049		8,070	6,857
Virginia Electric & Power 2.875% 7/15/2029		2,800	2,513
Wisconsin Electric Power Co. 4.30% 10/15/2048		2,600	2,254
			44,539

Communication services 0.29%
SBA Tower Trust 1.631% 11/15/2026[4]		22,469	19,618
Tencent Holdings, Ltd. 2.39% 6/3/2030		11,207	9,450
Tencent Holdings, Ltd. 3.68% 4/22/2041		2,857	2,211
Tencent Holdings, Ltd. 3.84% 4/22/2051		11,480	8,495
			39,774

Consumer staples 0.24%
Anheuser-Busch InBev Worldwide, Inc. 3.50% 6/1/2030		7,500	7,044
Anheuser-Busch InBev Worldwide, Inc. 4.60% 4/15/2048		8,519	7,836
Anheuser-Busch InBev Worldwide, Inc. 4.50% 6/1/2050		1,481	1,343
BAT Capital Corp. 5.65% 3/16/2052		11,876	10,169
Conagra Brands, Inc. 1.375% 11/1/2027		1,156	988
Conagra Brands, Inc. 4.85% 11/1/2028		5,499	5,419
			32,799

Information technology 0.24%
Apple, Inc. 2.40% 8/20/2050		30,000	19,773
Broadcom, Inc. 3.187% 11/15/2036[4]		17,063	12,780
			32,553

Materials 0.06%
Air Products and Chemicals, Inc. 1.50% 10/15/2025		6,427	5,973
Air Products and Chemicals, Inc. 2.05% 5/15/2030		3,284	2,814
			8,787

Real estate 0.03%
Corp. Inmobiliaria Vesta, SAB de CV 3.625% 5/13/2031[4]		4,080	3,469

Industrials 0.02%
Raytheon Technologies Corp. 4.125% 11/16/2028		3,265	3,161

Total corporate bonds, notes & loans			492,108

Asset-backed obligations 1.55%
Allegro CLO, Ltd., Series 2016-1A, Class AR2, (3-month USD-LIBOR + 0.95%) 6.21% 1/15/2030[4,6,7]		2,413	2,393
Allegro CLO, Ltd., Series 2017-1A, Class AR, (3-month USD-LIBOR + 0.95%) 6.21% 10/16/2030[4,6,7]		2,000	1,965
Ares CLO, Ltd., Series 2017-42A, Class AR, (3-month USD-LIBOR + 0.92%) 6.193% 1/22/2028[4,6,7]		2,371	2,353
Ballyrock CLO, Ltd., Series 2019-2A, Class A1AR, (3-month USD-LIBOR + 1.00%) 6.379% 11/20/2030[4,6,7]		5,119	5,073

4	American Funds Inflation Linked Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Asset-backed obligations (continued)
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class A, 2.56% 9/17/2031[4,6]	USD	630	$616
Cent CLO, Ltd., Series 2014-21A, Class AR, (3-month USD-LIBOR + 0.97%) 6.262% 7/27/2030[4,6,7]		5,596	5,529
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060[4,6]		4,673	4,224
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060[4,6]		751	632
Dryden Senior Loan Fund, CLO, Series 2017-47A, Class A1R, (3-month USD-LIBOR + 0.98%) 6.24% 4/15/2028[4,6,7]		5,846	5,803
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 10/19/2037[4,6]		6,498	5,886
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 10/17/2040[4,6]		21,435	19,395
Global SC Finance V SRL, Series 2020-1A, Class B, 3.55% 10/17/2040[4,6]		2,940	2,659
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 11/19/2040[4,6]		17,746	16,016
GoldenTree Loan Opportunities XI, Ltd., CLO, Series 2015-11A, Class AR2, (3-month USD-LIBOR + 1.07%) 6.332% 1/18/2031[4,6,7]		3,200	3,181
Hertz Vehicle Financing III, LLC, Series 2021-A, Class B, 3.65% 6/30/2023[4,6,8]		17,780	17,330
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class A, 1.21% 12/26/2025[4,6]		8,127	7,589
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class B, 1.56% 12/26/2025[4,6]		5,490	5,128
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class C, 2.05% 12/26/2025[4,6]		779	724
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027[4,6]		8,811	7,767
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class B, 2.12% 12/27/2027[4,6]		5,925	5,206
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class C, 2.52% 12/27/2027[4,6]		826	719
Madison Park Funding, Ltd., CLO, Series 2015-17A, Class AR2, (3-month USD-LIBOR + 1.00%) 6.261% 7/21/2030[4,6,7]		6,975	6,912
Marathon CLO, Ltd., Series 2017-9A, Class A1AR, (3-month USD-LIBOR + 1.15%) 6.41% 4/15/2029[4,6,7]		2,878	2,854
Navient Student Loan Trust, Series 2021-C, Class A, 1.06% 10/15/2069[4,6]		6,102	5,322
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062[4,6]		8,610	7,759
Newark BSL CLO 2, Ltd., Series 2017-1A, Class A1R, (3-month USD-LIBOR + 0.97%) 6.225% 7/25/2030[4,6,7]		2,156	2,131
OCP CLO, Ltd., Series 2018-15A, Class A1, (3-month USD-LIBOR + 1.10%) 6.35% 7/20/2031[4,6,7]		3,400	3,371
Palmer Square Loan Funding, CLO, Series 2020-4, Class A1, (3-month USD-LIBOR + 1.00%) 6.396% 11/25/2028[4,6,7]		7,655	7,617
Palmer Square Loan Funding, CLO, Series 2021-1, Class A1, (3-month USD-LIBOR + 0.90%) 6.15% 4/20/2029[4,6,7]		3,737	3,712
Race Point CLO, Ltd., Series 2015-9A, Class A1A2, (3-month USD-LIBOR + 0.94%) 6.20% 10/15/2030[4,6,7]		5,763	5,698
Research-Driven Pagaya Motor Asset Trust I, Series 2022-3, Class A, 5.38% 11/25/2030[4,6]		10,033	9,840
Sound Point CLO, Ltd., Series 2015-1RA, Class AR, (3-month USD-LIBOR + 1.08%) 6.34% 4/15/2030[4,6,7]		3,318	3,289
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 9/15/2075[4,6]		14,770	13,568
TAL Advantage V, LLC, Series 2020-1A, Class A, 2.05% 9/20/2045[4,6]		7,499	6,670
Textainer Marine Containers, Ltd., Series 2020-2A, Class B, 3.34% 9/20/2045[4,6]		5,521	4,923
Triton Container Finance VIII, LLC, Series 2020-1, Class A, 2.11% 9/20/2045[4,6]		2,676	2,335
Triton Container Finance VIII, LLC, Series 2020-1, Class B, 3.74% 9/20/2045[4,6]		4,799	4,249
			210,438

Bonds & notes of governments & government agencies outside the U.S. 1.50%
Colombia (Republic of) 5.00% 6/15/2045		600	400
Hungary (Republic of) 2.125% 9/22/2031[4]		13,860	10,586
Hungary (Republic of) 3.125% 9/21/2051[4]		17,300	10,372
Japan, Series 18, 0.10% 3/10/2024[1]	JPY	2,345,650	17,140
Japan, Series 20, 0.10% 3/10/2025[1]		4,517,750	33,480
Japan, Series 24, 0.10% 3/10/2029[1]		110,093	835
Peru (Republic of) 2.392% 1/23/2026	USD	2,730	2,567
PETRONAS Capital, Ltd. 3.50% 4/21/2030[4]		5,490	5,147
PETRONAS Capital, Ltd. 4.55% 4/21/2050[4]		5,775	5,333
Philippines (Republic of) 1.648% 6/10/2031		18,830	15,111
Philippines (Republic of) 2.65% 12/10/2045		18,235	12,373
Spain (Kingdom of) 1.25% 10/31/2030	EUR	20,861	19,600
United Kingdom 0.125% 8/10/2041[1]	GBP	10,547	11,256
United Mexican States, Series M20, 10.00% 12/5/2024	MXN	110,000	6,162

American Funds Inflation Linked Bond Fund	5

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
United Mexican States, Series M, 5.75% 3/5/2026	MXN	521,500	$26,783
United Mexican States, Series M, 7.50% 6/3/2027		110,000	5,880
United Mexican States, Series M, 8.00% 11/7/2047		418,544	21,296
			204,321

Municipals 0.76%
California 0.17%
Regents of the University of California, General Rev. Bonds, Series 2020-BG, 0.883% 5/15/2025	USD	7,500	6,972
Regents of the University of California, General Rev. Bonds, Series 2020-BG, 1.316% 5/15/2027		9,200	8,203
Regents of the University of California, General Rev. Bonds, Series 2020-BG, 1.614% 5/15/2030		10,100	8,417
			23,592

Florida 0.24%
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 1.258% 7/1/2025		18,085	16,780
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 2.154% 7/1/2030		17,885	15,125
			31,905

Illinois 0.04%
G.O. Bonds, Pension Funding, Series 2003, 4.95% 6/1/2023		338	338
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2020-C, 3.955% 12/15/2026		5,000	4,766
			5,104

Michigan 0.05%
Building Auth., Rev. Ref. Bonds (Facs. Program), Series 2020-II, 2.705% 10/15/2040		9,715	7,419

Ohio 0.16%
Cleveland-Cuyahoga Port Auth., Federal Lease Rev. Bonds (VA Cleveland Health Care Center Project), Series 2021, 4.425% 5/1/2031		24,215	21,028

Wisconsin 0.10%
Public Fin. Auth., Federal Lease Rev. Bonds (Fort Sam Acquisition Fncg.), Series 2022, 4.95% 3/1/2034		14,645	13,847

Total municipals			102,895

Mortgage-backed obligations 0.23%
Collateralized mortgage-backed obligations (privately originated) 0.23%
Arroyo Mortgage Trust, Series 2022-1, Class A1A, 2.495% 12/25/2056 (3.495% on 2/25/2026)[4,5,6]		3,107	2,854
Mello Warehouse Securitization Trust, Series 2021-3, Class A, (1-month USD-LIBOR + 0.85%) 5.988% 11/25/2055[4,6,7]		12,120	11,973
Towd Point Mortgage Trust, Series 2016-5, Class A1, 2.50% 10/25/2056[4,6,7]		558	549
Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 10/25/2060[4,6]		17,475	15,370
			30,746

Total bonds, notes & other debt instruments (cost: $14,893,420,000)			13,465,598

Short-term securities 0.76%		Shares
Money market investments 0.76%
Capital Group Central Cash Fund 5.11%[9,10]		1,038,080	103,797

Total short-term securities (cost: $103,804,000)			103,797
Total investment securities 99.89% (cost: $14,997,224,000)			13,569,395
Other assets less liabilities 0.11%			15,131

Net assets 100.00%			$13,584,526

6	American Funds Inflation Linked Bond Fund

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized (depreciation) appreciation at 5/31/2023 (000)
30 Day Federal Funds Futures	Long	16,123	May 2023	USD6,378,836	$ (1,704)
30 Day Federal Funds Futures	Long	1,576	July 2023	622,701	201
30 Day Federal Funds Futures	Short	1,531	October 2023	(604,634)	(1,192)
30 Day Federal Funds Futures	Long	1,531	November 2023	605,559	1,828
3 Month SOFR Futures	Long	11,305	December 2023	2,680,133	(129,280)
3 Month SOFR Futures	Short	11,280	March 2024	(2,683,371)	116,172
3 Month SOFR Futures	Short	4,679	March 2025	(1,131,792)	21,942
2 Year U.S. Treasury Note Futures	Long	49,368	September 2023	10,161,323	(16,753)
5 Year U.S. Treasury Note Futures	Long	13,460	September 2023	1,468,192	(928)
10 Year Euro-Bund Futures	Long	2,502	June 2023	363,850	1,909
10 Year Italy Government Bond Futures	Short	3,132	June 2023	(388,210)	(6,008)
10 Year Japanese Government Bond Futures	Short	880	June 2023	(938,583)	(20,265)
10 Year U.S. Treasury Note Futures	Short	4,173	September 2023	(477,678)	(2,170)
10 Year Ultra U.S. Treasury Note Futures	Short	12,207	September 2023	(1,470,371)	(8,016)
20 Year U.S. Treasury Bond Futures	Long	3,191	September 2023	409,545	5,343
30 Year Euro-Buxl Futures	Long	62	June 2023	9,192	447
30 Year Ultra U.S. Treasury Bond Futures	Short	6,039	September 2023	(826,588)	(13,272)
					$ (51,746)

Forward currency contracts

Contract amount						Unrealized (depreciation) appreciation
Currency purchased		Currency sold			Settlement	at 5/31/2023
(000)		(000)		Counterparty	date	(000)
JPY	13,141,800	USD	98,393	Morgan Stanley	6/12/2023	$(3,893)
USD	9,705	SEK	100,000	Bank of America	6/15/2023	482
USD	24,314	KRW	32,489,550	Bank of America	6/15/2023	(267)
JPY	1,992,700	EUR	13,661	UBS AG	6/15/2023	(279)
CLP	27,879,900	USD	35,466	Goldman Sachs	6/15/2023	(1,119)
JPY	10,466,255	USD	78,432	Morgan Stanley	6/15/2023	(3,134)
NOK	2,628,795	USD	247,672	Morgan Stanley	6/15/2023	(10,671)
COP	570,316,094	USD	124,954	Morgan Stanley	6/16/2023	2,658
USD	74,762	NZD	120,300	Morgan Stanley	6/16/2023	2,311
NZD	175	USD	108	Morgan Stanley	6/16/2023	(3)
JPY	9,151,100	USD	68,486	Barclays Bank PLC	6/22/2023	(2,575)
USD	21,074	GBP	16,829	Morgan Stanley	6/23/2023	130
USD	15,773	GBP	12,647	UBS AG	6/26/2023	32
USD	83,860	MXN	1,491,588	Morgan Stanley	6/26/2023	20
USD	655	GBP	525	UBS AG	6/26/2023	1
EUR	34,332	USD	37,214	Bank of New York Mellon	6/26/2023	(459)
EUR	23,530	MXN	460,000	Goldman Sachs	6/28/2023	(651)
USD	139,504	EUR	129,139	Citibank	7/7/2023	1,166
USD	21	CAD	28	Morgan Stanley	7/7/2023	— [3]
CAD	43,898	USD	32,437	Bank of America	7/7/2023	(68)
USD	172,156	MXN	3,096,884	Citibank	7/7/2023	(1,527)
						$(17,846)

American Funds Inflation Linked Bond Fund	7

Swap contracts

Interest rate swaps

Centrally cleared interest rate swaps

								Upfront		Unrealized
								premium		(depreciation)
Receive		Pay			Notional		Value at	paid		appreciation
Rate	Payment frequency	Rate	Payment frequency	Expiration date	amount (000)		5/31/2023 (000)	(received) (000)		at 5/31/2023 (000)
3.755%	At maturity	U.S. Urban CPI	At maturity	8/5/2023	USD	97,700	$(224)	$—		$(224)
1.2475%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/20/2023	NZD	34,659	(210)	—		(210)
1.234974%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/20/2023		295,353	(1,793)	—		(1,793)
1.2375%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/26/2023		108,854	(696)	—		(696)
1.264%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/27/2023		272,097	(1,735)	—		(1,735)
1.26%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/30/2023		44,882	(294)	—		(294)
1.28%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/31/2023		44,882	(294)	—		(294)
1.30%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	9/3/2023		49,273	(333)	—		(333)
2.26%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	11/2/2023		346,075	(2,964)	—		(2,964)
2.215%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	11/3/2023		691,568	(6,039)	—		(6,039)
0.207%	Annual	U.S. EFFR	Annual	2/26/2024	USD	2,517,000	(90,353)	—	[3]	(90,353)
U.S. EFFR	Annual	0.11%	Annual	5/18/2024		978,900	45,416	—		45,416
U.S. Urban CPI	At maturity	3.3775%	At maturity	8/5/2024		97,700	(683)	—		(683)
U.S. Urban CPI	At maturity	3.04%	At maturity	9/6/2024		98,643	(1,014)	—		(1,014)
U.S. Urban CPI	At maturity	3.05%	At maturity	9/6/2024		293,000	(3,070)	—		(3,070)
U.S. Urban CPI	At maturity	3.02%	At maturity	9/7/2024		48,833	(481)	—		(481)
U.S. Urban CPI	At maturity	3.03%	At maturity	9/7/2024		488,333	(4,908)	—		(4,908)
U.S. Urban CPI	At maturity	2.9975%	At maturity	9/8/2024		244,167	(2,292)	—		(2,292)
U.S. Urban CPI	At maturity	2.91%	At maturity	9/9/2024		244,167	(1,869)	—		(1,869)
U.S. Urban CPI	At maturity	2.8471%	At maturity	9/12/2024		564,357	(3,572)	—		(3,572)
U.S. Urban CPI	At maturity	2.73%	At maturity	9/29/2024		564,721	(1,951)	—		(1,951)
U.S. Urban CPI	At maturity	3.127%	At maturity	10/1/2024		976,700	(10,795)	—		(10,795)
U.S. EFFR	Annual	0.126%	Annual	6/25/2025		148,300	11,979	—		11,979
U.S. EFFR	Annual	0.1275%	Annual	6/25/2025		148,300	11,975	—		11,975
U.S. EFFR	Annual	0.106%	Annual	6/30/2025		165,539	13,493	—		13,493
SOFR	Annual	3.916%	Annual	7/11/2025		259,600	1,622	—		1,622
(0.445)%	Annual	6-month EURIBOR	Semi-annual	12/3/2025	EUR	344,500	(33,143)	—		(33,143)
(0.452)%	Annual	6-month EURIBOR	Semi-annual	12/3/2025		344,500	(33,204)	—		(33,204)
4.27%	Annual	SOFR	Annual	2/16/2026	USD	244,880	1,844	—		1,844
4.265%	Annual	SOFR	Annual	2/16/2026		121,528	900	—		900
4.3035%	Annual	SOFR	Annual	2/17/2026		72,950	611	—		611
4.2675%	Annual	SOFR	Annual	2/17/2026		70,420	526	—		526
4.2515%	Annual	SOFR	Annual	2/17/2026		72,242	510	—		510
4.3005%	Annual	SOFR	Annual	2/17/2026		50,589	420	—		420
4.288%	Annual	SOFR	Annual	2/17/2026		51,392	410	—		410
5.395%	28-day	28-day MXN-TIIE	28-day	3/6/2026	MXN	311,688	(1,629)	—		(1,629)
6.435%	28-day	28-day MXN-TIIE	28-day	6/15/2026		365,000	(1,427)	—		(1,427)
6.50%	28-day	28-day MXN-TIIE	28-day	6/17/2026		131,300	(501)	—		(501)
6.50%	28-day	28-day MXN-TIIE	28-day	6/18/2026		262,700	(1,003)	—		(1,003)
6.64%	28-day	28-day MXN-TIIE	28-day	6/25/2026		140,500	(508)	—		(508)
6.633%	28-day	28-day MXN-TIIE	28-day	6/25/2026		387,400	(1,404)	—		(1,404)
TONAR	Annual	(0.01246731)%	Annual	10/1/2026	JPY	3,447,100	156	(8)		164
7.55%	28-day	28-day MXN-TIIE	28-day	10/23/2026	MXN	276,000	(614)	—		(614)
7.64%	28-day	28-day MXN-TIIE	28-day	10/28/2026		191,100	(396)	—		(396)
SOFR	Annual	3.232%	Annual	3/30/2027	USD	110,600	1,774	—		1,774
U.S. Urban CPI	At maturity	2.87%	At maturity	7/27/2027		1,000	(8)	—		(8)
2.5895%	Annual	SOFR	Annual	7/27/2027		1,000	(40)	—		(40)
U.S. EFFR	Annual	2.045%	Annual	11/2/2027		33,700	2,100	—		2,100
3.45%	Annual	SOFR	Annual	2/1/2028		192,300	(941)	—		(941)
3.47%	Annual	SOFR	Annual	2/2/2028		50,700	(204)	—		(204)
3.16%	Annual	SOFR	Annual	6/20/2028		78,500	(1,238)	—		(1,238)
28-day MXN-TIIE	28-day	6.95%	28-day	3/22/2030	MXN	775,250	3,166	—		3,166
3.18%	Annual	SOFR	Annual	4/17/2030	USD	66,800	(995)	—		(995)
3.275%	Annual	SOFR	Annual	4/18/2030		66,800	(610)	—		(610)
3.353%	Annual	SOFR	Annual	4/19/2030		66,800	(294)	—		(294)
3.342%	Annual	SOFR	Annual	4/19/2030		66,800	(339)	—		(339)
3.344%	Annual	SOFR	Annual	4/20/2030		66,800	(330)	—		(330)
3.128%	Annual	SOFR	Annual	4/28/2030		66,700	(1,203)	—		(1,203)
3.285%	Annual	SOFR	Annual	5/1/2030		66,700	(565)	—		(565)

8	American Funds Inflation Linked Bond Fund

Swap contracts (continued)

Interest rate swaps (continued)

Centrally cleared interest rate swaps (continued)

Receive		Pay			Notional		Value at	Upfront premium paid	Unrealized (depreciation) appreciation
Rate	Payment frequency	Rate	Payment frequency	Expiration date	amount (000)		5/31/2023 (000)	(received) (000)	at 5/31/2023 (000)
3.259%	Annual	SOFR	Annual	5/1/2030	USD	66,800	$(671)	$—	$(671)
3.186%	Annual	SOFR	Annual	5/9/2030		66,800	(966)	—	(966)
3.215%	Annual	SOFR	Annual	5/10/2030		66,700	(847)	—	(847)
3.29%	Annual	SOFR	Annual	5/19/2030		80,000	(646)	—	(646)
U.S. EFFR	Annual	0.666%	Annual	11/19/2030		118,200	21,040	—	21,040
SOFR	Annual	3.055%	Annual	4/6/2031		54,100	1,269	—	1,269
SOFR	Annual	3.2903%	Annual	1/12/2033		235,000	1,723	—	1,723
SOFR	Annual	3.4815%	Annual	2/17/2033		284,000	(2,371)	—	(2,371)
SOFR	Annual	3.501%	Annual	2/17/2033		284,000	(2,825)	—	(2,825)
3.2545%	Annual	SOFR	Annual	5/18/2033		346,000	(3,542)	—	(3,542)
SOFR	Annual	3.10%	Annual	6/20/2033		42,300	940	—	940
SOFR	Annual	3.175%	Annual	2/1/2038		106,900	846	—	846
SOFR	Annual	2.99%	Annual	2/2/2038		32,000	682	—	682
U.S. EFFR	Annual	0.6193%	Annual	4/6/2050		30,300	13,838	—	13,838
U.S. EFFR	Annual	0.60602%	Annual	4/6/2050		13,870	6,367	—	6,367
U.S. EFFR	Annual	0.616917%	Annual	4/6/2050		12,500	5,714	—	5,714
6-month EURIBOR	Semi-annual	0.0897%	Annual	6/4/2050	EUR	22,000	11,403	—	11,403
2.92%	Annual	SOFR	Annual	10/19/2050	USD	20,500	(1,080)	—	(1,080)
6-month EURIBOR	Semi-annual	0.0175%	Annual	12/3/2050	EUR	51,650	27,751	—	27,751
6-month EURIBOR	Semi-annual	0.071%	Annual	1/14/2051		51,920	27,324	—	27,324
6-month EURIBOR	Semi-annual	0.068%	Annual	1/15/2051		56,080	29,543	—	29,543
0.702%	Annual	6-month EURIBOR	Semi-annual	3/3/2052		27,500	(11,062)	—	(11,062)
0.672%	Annual	6-month EURIBOR	Semi-annual	3/3/2052		27,500	(11,236)	—	(11,236)
0.649%	Annual	6-month EURIBOR	Semi-annual	3/3/2052		32,325	(13,365)	—	(13,365)
SOFR	Annual	3.01413%	Annual	1/12/2053	USD	35,399	1,063	—	1,063
SOFR	Annual	3.02%	Annual	1/12/2053		35,400	1,024	—	1,024
SOFR	Annual	2.974%	Annual	4/17/2053		21,000	772	—	772
SOFR	Annual	3.044%	Annual	4/18/2053		21,100	496	—	496
SOFR	Annual	3.0875%	Annual	4/19/2053		21,100	322	—	322
SOFR	Annual	3.1035%	Annual	4/19/2053		21,200	259	—	259
SOFR	Annual	3.0895%	Annual	4/20/2053		21,100	314	—	314
SOFR	Annual	2.9405%	Annual	4/28/2053		21,200	912	—	912
SOFR	Annual	3.0535%	Annual	5/1/2053		42,300	913	—	913
SOFR	Annual	3.085%	Annual	5/9/2053		21,300	330	—	330
SOFR	Annual	3.1135%	Annual	5/10/2053		21,300	215	—	215
SOFR	Annual	3.1605%	Annual	5/19/2053		25,500	27	—	27
							$(12,788)	$(8)	$(12,780)

Credit default swaps

Centrally cleared credit default swaps on credit indices — buy protection

Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 5/31/2023 (000)	Upfront premium received (000)	Unrealized depreciation at 5/31/2023 (000)
CDX.NA.IG.40	1.00%	Quarterly	6/20/2028	USD5,502,828	$(60,558)	$(34,522)	$(26,036)

Investments in affiliates10

	Value of affiliate at 12/1/2022 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized depreciation (000)	Value of affiliate at 5/31/2023 (000)	Dividend income (000)
Short-term securities 0.76%
Money market investments 0.76%
Capital Group Central Cash Fund 5.11%[9]	$199,432	$1,270,078	$1,365,702	$15	$(26)	$103,797	$4,009

American Funds Inflation Linked Bond Fund	9

[1]	Index-linked bond whose principal amount moves with a government price index.
[2]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $347,394,000, which represented 2.56% of the net assets of the fund.
[3]	Amount less than one thousand.
[4]	Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $355,541,000, which represented 2.62% of the net assets of the fund.
[5]	Step bond; coupon rate may change at a later date.
[6]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[7]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[8]	Value determined using significant unobservable inputs.
[9]	Rate represents the seven-day yield at 5/31/2023.
[10]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviations

Auth. = Authority

BBR = Bank Base Rate

CAD = Canadian dollars

CLO = Collateralized Loan Obligations

CLP = Chilean pesos

COP = Colombian pesos

CPI = Consumer Price Index

EFFR = Effective Federal Funds Rate

EUR = Euros

EURIBOR = Euro Interbank Offered Rate

Facs. = Facilities

Fin. = Finance

Fncg. = Financing

FRA = Forward Rate Agreement

G.O. = General Obligation

GBP = British pounds

JPY = Japanese yen

KRW = South Korean won

LIBOR = London Interbank Offered Rate

MXN = Mexican pesos

NOK = Norwegian kroner

NZD = New Zealand dollars

Ref. = Refunding

Rev. = Revenue

SEK = Swedish kronor

SOFR = Secured Overnight Financing Rate

TIIE = Equilibrium Interbank Interest Rate

TONAR = Tokyo Overnight Average Rate

USD = U.S. dollars

Refer to the notes to financial statements.

10	American Funds Inflation Linked Bond Fund

Financial statements

Statement of assets and liabilities	unaudited
at May 31, 2023	(dollars in thousands)

Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $14,893,420)	$13,465,598
Affiliated issuers (cost: $103,804)	103,797	$13,569,395
Cash		5,295
Cash collateral pledged for forward currency contracts		330
Cash collateral pledged for swap contracts		821
Cash denominated in currencies other than U.S. dollars (cost: $73)		73
Unrealized appreciation on open forward currency contracts		6,800
Receivables for:
Sales of fund’s shares	5,345
Dividends and interest	29,409
Variation margin on futures contracts	30,637
Variation margin on centrally cleared swap contracts	18,336
Other	71	83,798
		13,666,512
Liabilities:
Unrealized depreciation on open forward currency contracts		24,646
Payables for:
Purchases of investments	1,025
Repurchases of fund’s shares	9,940
Investment advisory services	2,946
Services provided by related parties	1,061
Trustees’ deferred compensation	87
Variation margin on futures contracts	26,477
Variation margin on centrally cleared swap contracts	15,771
Other	33	57,340
Net assets at May 31, 2023		$13,584,526

Net assets consist of:
Capital paid in on shares of beneficial interest		$15,235,953
Total accumulated loss		(1,651,427)
Net assets at May 31, 2023		$13,584,526

Refer to the notes to financial statements.

American Funds Inflation Linked Bond Fund	11

Financial statements (continued)

Statement of assets and liabilities	unaudited
at May 31, 2023 (continued)	(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (1,475,815 total shares outstanding)

	Net assets	Shares outstanding	Net asset value per share
Class A	$1,730,918	189,167	$9.15
Class C	65,281	7,215	9.05
Class T	9	1	9.17
Class F-1	89,018	9,713	9.17
Class F-2	958,932	104,165	9.21
Class F-3	657,260	71,563	9.18
Class 529-A	65,403	7,144	9.15
Class 529-C	2,464	270	9.13
Class 529-E	3,225	355	9.09
Class 529-T	11	1	9.17
Class 529-F-1	12	1	9.19
Class 529-F-2	9,899	1,081	9.15
Class 529-F-3	10	1	9.15
Class R-1	4,642	514	9.03
Class R-2	17,109	1,905	8.98
Class R-2E	3,090	339	9.13
Class R-3	27,235	3,004	9.07
Class R-4	51,428	5,623	9.15
Class R-5E	27,917	3,046	9.16
Class R-5	9,476	1,029	9.21
Class R-6	9,861,187	1,069,678	9.22

Refer to the notes to financial statements.

12	American Funds Inflation Linked Bond Fund

Financial statements (continued)

Statement of operations	unaudited
for the six months ended May 31, 2023	(dollars in thousands)

Investment income:
Income:
Interest from unaffiliated issuers	$257,897
Dividends from affiliated issuers	4,009	$261,906
Fees and expenses*:
Investment advisory services	17,333
Distribution services	3,662
Transfer agent services	1,705
Administrative services	2,064
529 plan services	26
Reports to shareholders	123
Registration statement and prospectus	555
Trustees’ compensation	34
Auditing and legal	18
Custodian	84
Other	29	25,633
Net investment income		236,273

Net realized loss and unrealized depreciation:
Net realized (loss) gain on:
Investments:
Unaffiliated issuers	(53,457)
Affiliated issuers	15
Futures contracts	71,114
Forward currency contracts	(2,526)
Swap contracts	(180,444)
Currency transactions	36	(165,262)
Net unrealized (depreciation) appreciation on:
Investments:
Unaffiliated issuers	(48,062)
Affiliated issuers	(26)
Futures contracts	(163,223)
Forward currency contracts	(23,826)
Swap contracts	174,910
Currency translations	8	(60,219)
Net realized loss and unrealized depreciation		(225,481)

Net increase in net assets resulting from operations		$10,792

*	Additional information related to class-specific fees and expenses is included in the notes to financial statements.

Refer to the notes to financial statements.

American Funds Inflation Linked Bond Fund	13

Financial statements (continued)

Statements of changes in net assets
(dollars in thousands)

	Six months ended May 31, 2023*	Year ended November 30, 2022
Operations:
Net investment income	$236,273	$902,780
Net realized loss	(165,262)	(92,314)
Net unrealized depreciation	(60,219)	(2,390,625)
Net increase (decrease) in net assets resulting from operations	10,792	(1,580,159)

Distributions paid to shareholders	(837,220)	(460,382)

Net capital share transactions	573,398	2,640,924

Total (decrease) increase in net assets	(253,030)	600,383

Net assets:
Beginning of period	13,837,556	13,237,173
End of period	$13,584,526	$13,837,556

*	Unaudited.

Refer to the notes to financial statements.

14	American Funds Inflation Linked Bond Fund

Notes to financial statements	unaudited

1. Organization

American Funds Inflation Linked Bond Fund (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The fund seeks to provide inflation protection and income consistent with investment in inflation linked securities.

The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 2.50%	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C*	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*	Class C, T, 529-C and 529-T shares are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on the ex-dividend date.

American Funds Inflation Linked Bond Fund	15

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds”), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. Forward currency contracts are valued based on the spot and forward exchange rates obtained from a third-party pricing vendor. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, other reference data, and terms of the contract.

16	American Funds Inflation Linked Bond Fund

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of May 31, 2023 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$—	$12,425,090	$—	$12,425,090
Corporate bonds, notes & loans	—	492,108	—	492,108
Asset-backed obligations	—	193,108	17,330	210,438
Bonds & notes of governments & government agencies outside the U.S.	—	204,321	—	204,321
Municipals	—	102,895	—	102,895
Mortgage-backed obligations	—	30,746	—	30,746
Short-term securities	103,797	—	—	103,797
Total	$103,797	$13,448,268	$17,330	$13,569,395

American Funds Inflation Linked Bond Fund	17

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$147,842	$—	$—	$147,842
Unrealized appreciation on open forward currency contracts	—	6,800	—	6,800
Unrealized appreciation on centrally cleared interest rate swaps	—	251,997	—	251,997
Liabilities:
Unrealized depreciation on futures contracts	(199,588)	—	—	(199,588)
Unrealized depreciation on open forward currency contracts	—	(24,646)	—	(24,646)
Unrealized depreciation on centrally cleared interest rate swaps	—	(264,777)	—	(264,777)
Unrealized depreciation on centrally cleared credit default swaps	—	(26,036)	—	(26,036)
Total	$(51,746)	$(56,662)	$—	$(108,408)

*	Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.

18	American Funds Inflation Linked Bond Fund

Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation-linked bonds may also reduce the fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to the fund.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government. U.S. government securities are subject to market risk, interest rate risk and credit risk.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs, or to try to limit losses, or may be forced to sell at a loss.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may cause the fund to lose significantly more than its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses. Derivatives are also subject to operational risk (such as documentation issues, settlement issues and systems failures) and legal risk (such as insufficient documentation, insufficient capacity or authority of a counterparty, and issues with the legality or enforceability of a contract).

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

American Funds Inflation Linked Bond Fund	19

5. Certain investment techniques

Index-linked bonds — The fund has invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.

Futures contracts — The fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM”), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.

On a daily basis, the fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. The fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations. The average month-end notional amount of futures contracts while held was $29,417,738,000.

Forward currency contracts — The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

On a daily basis, the fund’s investment adviser values forward currency contracts and records unrealized appreciation or depreciation for open forward currency contracts in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency.

Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in the fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in the fund’s statement of operations. The average month-end notional amount of open forward currency contracts while held was $1,331,297,000.

Swap contracts — The fund has entered into swap agreements, which are two-party contracts entered into primarily by institutional investors for a specified time period. In a typical swap transaction, two parties agree to exchange the returns earned or realized from one or more underlying assets or rates of return. Swap agreements can be traded on a swap execution facility (SEF) and cleared through a central clearinghouse (cleared), traded over-the-counter (OTC) and cleared, or traded bilaterally and not cleared. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, and margin is required to be exchanged under the rules of the clearinghouse, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps. To the extent the fund enters into bilaterally negotiated swap transactions, the fund will enter into swap agreements only with counterparties that meet certain credit standards and subject to agreed collateralized procedures. The term of a swap can be days, months or years and certain swaps may be less liquid than others.

Upon entering into a centrally cleared swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

20	American Funds Inflation Linked Bond Fund

On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the fund’s statement of assets and liabilities for centrally cleared swaps and as unrealized appreciation or depreciation in the fund’s statement of assets and liabilities for bilateral swaps. For centrally cleared swaps, the fund also pays or receives a variation margin based on the increase or decrease in the value of the swaps, including accrued interest as applicable, and records variation margin in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from swaps are recorded in the fund’s statement of operations.

Swap agreements can take different forms. The fund has entered into the following types of swap agreements:

Interest rate swaps — The fund has entered into interest rate swaps, which seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in an interest rate or rates. Typically, one interest rate is fixed and the other is variable based on a designated short-term interest rate such as the Secured Overnight Financing Rate (SOFR), prime rate or other benchmark, or on an inflation index such as the U.S. Consumer Price Index (which is a measure that examines the weighted average of prices of a basket of consumer goods and services and measures changes in the purchasing power of the U.S. dollar and the rate of inflation). In other types of interest rate swaps, known as basis swaps, the parties agree to swap variable interest rates based on different designated short-term interest rates. Interest rate swaps generally do not involve the delivery of securities or other principal amounts. Rather, cash payments are exchanged by the parties based on the application of the designated interest rates to a notional amount, which is the predetermined dollar principal of the trade upon which payment obligations are computed. Accordingly, the fund’s current obligation or right under the swap agreement is generally equal to the net amount to be paid or received under the swap agreement based on the relative value of the position held by each party. The average month-end notional amount of interest rate swaps while held was $18,292,652,000.

Credit default swap indices — The fund has entered into centrally cleared credit default swap indices, including CDX and iTraxx indices (collectively referred to as “CDSI”), in order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks. A CDSI is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDSI transaction, one party (the protection buyer) is obligated to pay the other party (the protection seller) a stream of periodic payments over the term of the contract. If a credit event, such as a default or restructuring, occurs with respect to any of the underlying reference obligations, the protection seller must pay the protection buyer the loss on those credits.

The fund may enter into a CDSI transaction as either protection buyer or protection seller. If the fund is a protection buyer, it would pay the counterparty a periodic stream of payments over the term of the contract and would not recover any of those payments if no credit events were to occur with respect to any of the underlying reference obligations. However, if a credit event did occur, the fund, as a protection buyer, would have the right to deliver the referenced debt obligations or a specified amount of cash, depending on the terms of the applicable agreement, and to receive the par value of such debt obligations from the counterparty protection seller. As a protection seller, the fund would receive fixed payments throughout the term of the contract if no credit events were to occur with respect to any of the underlying reference obligations. If a credit event were to occur, however, the value of any deliverable obligation received by the fund, coupled with the periodic payments previously received by the fund, may be less than the full notional value that the fund, as a protection seller, pays to the counterparty protection buyer, effectively resulting in a loss of value to the fund. Furthermore, as a protection seller, the fund would effectively add leverage to its portfolio because it would have investment exposure to the notional amount of the swap transaction. The average month-end notional amount of credit default swaps while held was $4,602,936,000.

American Funds Inflation Linked Bond Fund	21

The following tables identify the location and fair value amounts on the fund’s statement of assets and liabilities and the effect on the fund’s statement of operations resulting from the fund’s use of futures contracts, forward currency contracts, interest rate swaps and credit default swaps as of, or for the six months ended, May 31, 2023 (dollars in thousands):

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$147,842	Unrealized depreciation*	$199,588
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	6,800	Unrealized depreciation on open forward currency contracts	24,646
Swap (centrally cleared)	Interest	Unrealized appreciation*	251,997	Unrealized depreciation*	264,777
Swap (centrally cleared)	Credit	Unrealized appreciation*	—	Unrealized depreciation*	26,036
			$406,639		$515,047

		Net realized gain (loss)		Net unrealized (depreciation) appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain on futures contracts	$71,114	Net unrealized depreciation on futures contracts	$(163,223)
Forward currency	Currency	Net realized loss on forward currency contracts	(2,526)	Net unrealized depreciation on forward currency contracts	(23,826)
Swap	Interest	Net realized loss on swap contracts	(139,602)	Net unrealized appreciation on swap contracts	160,487
Swap	Credit	Net realized loss on swap contracts	(40,842)	Net unrealized appreciation on swap contracts	14,423
			$(111,856)		$(12,139)

*	Includes cumulative appreciation/depreciation on futures contracts, centrally cleared interest rate swaps and centrally cleared credit default swaps as reported in the applicable tables following the fund’s investment portfolio. Only current day’s variation margin is reported within the fund’s statement of assets and liabilities.

Collateral — The fund receives or pledges highly liquid assets, such as cash or U.S. government securities, as collateral due to its use of futures contracts, forward currency contracts, interest rate swaps and credit default swaps. For futures contracts, centrally cleared interest rate swaps and centrally cleared credit default swaps, the fund pledges collateral for initial and variation margin by contract. For forward currency contracts, the fund either receives or pledges collateral based on the net gain or loss on unsettled contracts by counterparty. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in the fund’s statement of assets and liabilities.

Rights of offset — The fund has entered into enforceable master netting agreements with certain counterparties for forward currency contracts, where on any date amounts payable by each party to the other (in the same currency with respect to the same transaction) may be closed or offset by each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting”). For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statement of assets and liabilities.

22	American Funds Inflation Linked Bond Fund

The following table presents the fund’s forward currency contracts by counterparty that are subject to master netting agreements but that are not offset in the fund’s statement of assets and liabilities. The net amount column shows the impact of offsetting on the fund’s statement of assets and liabilities as of May 31, 2023, if close-out netting was exercised (dollars in thousands):

	Gross amounts recognized in the	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral*	Net amount
Assets:
Bank of America	$482	$(335)	$—	$—	$147
Citibank	1,166	(1,166)	—	—	—
Morgan Stanley	5,119	(5,119)	—	—	—
UBS AG	33	(33)	—	—	—
Total	$6,800	$(6,653)	$—	$—	$147
Liabilities:
Bank of America	$335	$(335)	$—	$—	$—
Bank of New York Mellon	459	—	—	(330)	129
Barclays Bank PLC	2,575	—	(2,575)	—	—
Citibank	1,527	(1,166)	(361)	—	—
Goldman Sachs	1,770	—	(1,450)	—	320
Morgan Stanley	17,701	(5,119)	(12,582)	—	—
UBS AG	279	(33)	(246)	—	—
Total	$24,646	$(6,653)	$(17,214)	$(330)	$449

*	Collateral is shown on a settlement basis.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended May 31, 2023, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. The fund generally records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold; net capital losses; amortization of premiums and discounts and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

American Funds Inflation Linked Bond Fund	23

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of November 30, 2022, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$829,123
Capital loss carryforward*	(73,924)

*	The capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years. The fund will not make distributions from capital gains while a capital loss carryforward remains.

As of May 31, 2023, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Gross unrealized appreciation on investments	$420,850
Gross unrealized depreciation on investments	(1,979,804)
Net unrealized depreciation on investments	(1,558,954)
Cost of investments	15,054,471

Tax-basis distributions paid to shareholders from ordinary income were as follows (dollars in thousands):

Share class	Six months ended May 31, 2023	Year ended November 30, 2022
Class A	$118,519	$74,029
Class C	4,034	3,054
Class T	1	—	†
Class F-1	6,585	8,436
Class F-2	72,768	58,663
Class F-3	52,000	36,467
Class 529-A	4,378	2,387
Class 529-C	146	79
Class 529-E	201	91
Class 529-T	1	—	†
Class 529-F-1	1	—	†
Class 529-F-2	666	322
Class 529-F-3	1	—	†
Class R-1	240	96
Class R-2	720	346
Class R-2E	147	70
Class R-3	1,546	859
Class R-4	3,233	2,229
Class R-5E	1,790	583
Class R-5	591	497
Class R-6	569,652	272,174
Total	$837,220	$460,382

†	Amount less than one thousand.

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.252% on the first $15 billion of daily net assets and decreasing to 0.230% on such assets in excess of $15 billion. For the six months ended May 31, 2023, the investment advisory services fees were $17,333,000, which were equivalent to an annualized rate of 0.252% of average daily net assets.

24	American Funds Inflation Linked Bond Fund

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.50	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of May 31, 2023, unreimbursed expenses subject to reimbursement totaled $1,275,000 for Class A shares. There were no unreimbursed expenses subject to reimbursement for Class 529-A shares.

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fees are based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Virginia529 through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. Virginia529 is not considered a related party to the fund.

The quarterly fees are based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. For the six months ended May 31, 2023, the 529 plan services fees were $26,000, which were equivalent to 0.060% of the average daily net assets of each 529 share class.

American Funds Inflation Linked Bond Fund	25

For the six months ended May 31, 2023, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services		Administrative services		529 plan services
Class A	$2,848	$916		$285		Not applicable
Class C	367	36		11		Not applicable
Class T	—	—		—	*	Not applicable
Class F-1	128	61		15		Not applicable
Class F-2	Not applicable	542		162		Not applicable
Class F-3	Not applicable	1		115		Not applicable
Class 529-A	78	31		11		$21
Class 529-C	14	1		—	*	1
Class 529-E	9	1		1		1
Class 529-T	—	—	*	—	*	—	*
Class 529-F-1	—	—	*	—	*	—	*
Class 529-F-2	Not applicable	1		2		3
Class 529-F-3	Not applicable	—		—	*	—	*
Class R-1	23	2		1		Not applicable
Class R-2	51	21		2		Not applicable
Class R-2E	8	3		—	*	Not applicable
Class R-3	69	20		4		Not applicable
Class R-4	67	27		8		Not applicable
Class R-5E	Not applicable	21		4		Not applicable
Class R-5	Not applicable	3		1		Not applicable
Class R-6	Not applicable	18		1,442		Not applicable
Total class-specific expenses	$3,662	$1,705		$2,064		$26

*	Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $34,000 in the fund’s statement of operations reflects $27,000 in current fees (either paid in cash or deferred) and a net increase of $7,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.

Security transactions with related funds — The fund may purchase investment securities from, or sell investment securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act. During the six months ended May 31, 2023, the fund did not engage in any such purchase or sale transactions with any related funds.

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended May 31, 2023.

26	American Funds Inflation Linked Bond Fund

8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.

9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of distributions			Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Six months ended May 31, 2023

Class A	$72,344	7,805	$117,860	12,937		$(444,322)	(47,909)	$(254,118)	(27,167)
Class C	3,010	329	4,024	446		(20,623)	(2,248)	(13,589)	(1,473)
Class T	—	—	—	—		—	—	—	—
Class F-1	3,814	410	6,552	719		(34,926)	(3,773)	(24,560)	(2,644)
Class F-2	174,534	18,688	72,134	7,884		(469,299)	(50,256)	(222,631)	(23,684)
Class F-3	71,459	7,677	50,775	5,567		(283,166)	(30,424)	(160,932)	(17,180)
Class 529-A	3,956	425	4,377	481		(15,178)	(1,637)	(6,845)	(731)
Class 529-C	423	46	146	16		(1,051)	(113)	(482)	(51)
Class 529-E	223	25	200	22		(609)	(66)	(186)	(19)
Class 529-T	—	—	1	—	†	—	—	1	— †
Class 529-F-1	—	—	1	—	†	—	—	1	— †
Class 529-F-2	1,164	124	666	73		(2,183)	(236)	(353)	(39)
Class 529-F-3	—	—	1	—	†	—	—	1	— †
Class R-1	491	54	240	27		(434)	(48)	297	33
Class R-2	6,744	740	720	80		(3,025)	(335)	4,439	485
Class R-2E	579	63	147	16		(204)	(22)	522	57
Class R-3	4,900	534	1,541	170		(5,506)	(601)	935	103
Class R-4	5,900	635	3,233	355		(10,249)	(1,108)	(1,116)	(118)
Class R-5E	4,109	442	1,790	197		(5,447)	(595)	452	44
Class R-5	1,413	153	591	65		(1,716)	(184)	288	34
Class R-6	908,897	97,481	569,653	62,189		(227,276)	(24,421)	1,251,274	135,249
Total net increase (decrease)	$1,263,960	135,631	$834,652	91,244		$(1,525,214)	(163,976)	$573,398	62,899

Refer to the end of the table for footnotes.

American Funds Inflation Linked Bond Fund	27

	Sales*		Reinvestments of distributions				Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount		Shares

Year ended November 30, 2022

Class A	$995,574	93,872	$73,729		6,802		$(785,337)	(77,020)	$283,966		23,654
Class C	43,595	4,133	3,043		283		(46,523)	(4,592)	115		(176)
Class T	—	—	—		—		—	—	—		—
Class F-1	40,367	3,770	8,412		776		(162,120)	(15,415)	(113,341)		(10,869)
Class F-2	789,717	74,563	58,343		5,358		(1,017,275)	(98,793)	(169,215)		(18,872)
Class F-3	478,217	45,250	35,642		3,282		(492,434)	(48,015)	21,425		517
Class 529-A	38,301	3,651	2,387		220		(25,045)	(2,430)	15,643		1,441
Class 529-C	2,648	253	78		7		(1,938)	(189)	788		71
Class 529-E	2,204	209	91		8		(1,037)	(101)	1,258		116
Class 529-T	—	—	—	†	—	†	—	—	—	†	— †
Class 529-F-1	—	—	—	†	—	†	—	—	—	†	— †
Class 529-F-2	6,223	596	322		30		(2,724)	(265)	3,821		361
Class 529-F-3	—	—	—	†	—	†	—	—	—	†	— †
Class R-1	2,494	239	96		9		(1,122)	(112)	1,468		136
Class R-2	8,754	852	346		33		(6,006)	(599)	3,094		286
Class R-2E	2,478	236	70		6		(1,842)	(178)	706		64
Class R-3	15,466	1,507	855		80		(12,361)	(1,233)	3,960		354
Class R-4	31,084	2,986	2,229		206		(32,106)	(3,145)	1,207		47
Class R-5E	23,069	2,228	583		54		(8,101)	(794)	15,551		1,488
Class R-5	3,935	372	497		45		(6,736)	(651)	(2,304)		(234)
Class R-6	2,949,798	285,571	272,176		24,970		(649,192)	(62,133)	2,572,782		248,408
Total net increase (decrease)	$5,433,924	520,288	$458,899		42,169		$(3,251,899)	(315,665)	$2,640,924		246,792

*	Includes exchanges between share classes of the fund.
†	Amount less than one thousand.

10. Investment transactions

The fund engaged in purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $50,977,000 and $106,005,000, respectively, during the six months ended May 31, 2023.

11. Ownership concentration

At May 31, 2023, three shareholders held more than 10% of the fund’s outstanding shares. The three shareholders were American Funds 2025 Target Date Retirement Fund, American Funds 2030 Target Date Retirement Fund and American Funds 2035 Target Date Retirement Fund, with aggregate ownership of the fund’s outstanding shares of 17%, 17% and 11%, respectively. CRMC is the investment adviser to the three target date retirement funds.

28	American Funds Inflation Linked Bond Fund

Financial highlights

		(Loss) income from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)		Ratio of expenses to average net assets before waivers/ reimburse- ments[4]		Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]		Ratio of net income to average net assets[3]
Class A:
5/31/2023[5,6]	$9.72	$.14	$(.15)	$(.01)	$(.56)	$—	$(.56)	$9.15	(.06)%[7]	$1,731		.69%[8]		.69%[8]		3.06%[8]
11/30/2022	11.29	.65	(1.85)	(1.20)	(.37)	—	(.37)	9.72	(11.00)	2,103		.67		.67		6.33
11/30/2021	11.19	.40	.11	.51	(.22)	(.19)	(.41)	11.29	4.68	2,175		.68		.68		3.60
11/30/2020	9.89	.13	1.26	1.39	(.09)	—	(.09)	11.19	14.22	1,050		.70		.70		1.23
11/30/2019	9.54	.16	.44	.60	(.21)	(.04)	(.25)	9.89	6.43	656		.72		.72		1.61
11/30/2018	9.77	.22	(.31)	(.09)	(.11)	(.03)	(.14)	9.54	(.86)	635		.71		.71		2.25
Class C:
5/31/2023[5,6]	9.57	.11	(.15)	(.04)	(.48)	—	(.48)	9.05	(.43)[7]	65		1.39	[8]	1.39	[8]	2.33	[8]
11/30/2022	11.15	.58	(1.83)	(1.25)	(.33)	—	(.33)	9.57	(11.56)	83		1.37		1.37		5.67
11/30/2021	11.08	.34	.08	.42	(.16)	(.19)	(.35)	11.15	3.92	99		1.37		1.37		3.09
11/30/2020	9.78	.05	1.26	1.31	(.01)	—	(.01)	11.08	13.44	18		1.40		1.40		.47
11/30/2019	9.42	.08	.45	.53	(.13)	(.04)	(.17)	9.78	5.67	11		1.44		1.44		.82
11/30/2018	9.64	.14	(.29)	(.15)	(.04)	(.03)	(.07)	9.42	(1.55)	14		1.45		1.45		1.49
Class T:
5/31/2023[5,6]	9.76	.16	(.15)	.01	(.60)	—	(.60)	9.17	.11 [7,9]	—	[10]	.30	[8,9]	.30	[8,9]	3.53	[8,9]
11/30/2022	11.32	.68	(1.86)	(1.18)	(.38)	—	(.38)	9.76	(10.74)[9]	—	[10]	.36	[9]	.36	[9]	6.53	[9]
11/30/2021	11.21	.41	.13	.54	(.24)	(.19)	(.43)	11.32	4.97 [9]	—	[10]	.40	[9]	.40	[9]	3.76	[9]
11/30/2020	9.90	.15	1.28	1.43	(.12)	—	(.12)	11.21	14.51 [9]	—	[10]	.41	[9]	.41	[9]	1.44	[9]
11/30/2019	9.55	.18	.44	.62	(.23)	(.04)	(.27)	9.90	6.81 [9]	—	[10]	.44	[9]	.44	[9]	1.90	[9]
11/30/2018	9.78	.24	(.30)	(.06)	(.14)	(.03)	(.17)	9.55	(.63)[9]	—	[10]	.47	[9]	.47	[9]	2.46	[9]
Class F-1:
5/31/2023[5,6]	9.72	.14	(.14)	— [11]	(.55)	—	(.55)	9.17	(.10)[7]	89		.66	[8]	.66	[8]	3.01	[8]
11/30/2022	11.28	.65	(1.85)	(1.20)	(.36)	—	(.36)	9.72	(10.96)	120		.68		.68		6.23
11/30/2021	11.21	.40	.09	.49	(.23)	(.19)	(.42)	11.28	4.54	262		.67		.67		3.67
11/30/2020	9.89	.18	1.23	1.41	(.09)	—	(.09)	11.21	14.26	134		.67		.67		1.67
11/30/2019	9.53	.16	.44	.60	(.20)	(.04)	(.24)	9.89	6.54	33		.72		.72		1.60
11/30/2018	9.76	.21	(.29)	(.08)	(.12)	(.03)	(.15)	9.53	(.85)	39		.73		.73		2.17
Class F-2:
5/31/2023[5,6]	9.79	.16	(.15)	.01	(.59)	—	(.59)	9.21	.14 [7]	959		.39	[8]	.39	[8]	3.35	[8]
11/30/2022	11.36	.69	(1.87)	(1.18)	(.39)	—	(.39)	9.79	(10.76)	1,252		.40		.40		6.61
11/30/2021	11.26	.44	.10	.54	(.25)	(.19)	(.44)	11.36	4.90	1,666		.40		.40		3.96
11/30/2020	9.94	.17	1.27	1.44	(.12)	—	(.12)	11.26	14.54	788		.41		.41		1.55
11/30/2019	9.59	.17	.46	.63	(.24)	(.04)	(.28)	9.94	6.81	426		.44		.44		1.75
11/30/2018	9.81	.25	(.30)	(.05)	(.14)	(.03)	(.17)	9.59	(.54)	518		.46		.46		2.55
Class F-3:
5/31/2023[5,6]	9.78	.16	(.16)	— [11]	(.60)	—	(.60)	9.18	.07 [7]	657		.29	[8]	.29	[8]	3.43	[8]
11/30/2022	11.34	.70	(1.87)	(1.17)	(.39)	—	(.39)	9.78	(10.62)	868		.30		.29		6.72
11/30/2021	11.24	.46	.08	.54	(.25)	(.19)	(.44)	11.34	4.98	1,000		.31		.31		4.13
11/30/2020	9.93	.17	1.27	1.44	(.13)	—	(.13)	11.24	14.69	356		.33		.32		1.64
11/30/2019	9.57	.20	.44	.64	(.24)	(.04)	(.28)	9.93	6.89	204		.36		.34		2.08
11/30/2018	9.80	.25	(.31)	(.06)	(.14)	(.03)	(.17)	9.57	(.56)	133		.39		.39		2.57
Class 529-A:
5/31/2023[5,6]	9.73	.14	(.15)	(.01)	(.57)	—	(.57)	9.15	(.11)[7]	65		.67	[8]	.67	[8]	3.13	[8]
11/30/2022	11.29	.65	(1.85)	(1.20)	(.36)	—	(.36)	9.73	(10.93)	77		.65		.65		6.31
11/30/2021	11.19	.40	.10	.50	(.21)	(.19)	(.40)	11.29	4.63	73		.67		.67		3.60
11/30/2020	9.89	.13	1.26	1.39	(.09)	—	(.09)	11.19	14.10	42		.73		.73		1.20
11/30/2019	9.54	.16	.44	.60	(.21)	(.04)	(.25)	9.89	6.57	26		.72		.72		1.65
11/30/2018	9.77	.22	(.30)	(.08)	(.12)	(.03)	(.15)	9.54	(.84)	24		.71		.71		2.30

Refer to the end of the table for footnotes.

American Funds Inflation Linked Bond Fund	29

Financial highlights (continued)

		(Loss) income from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)		Ratio of expenses to average net assets before waivers/ reimburse- ments[4]		Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]		Ratio of net income to average net assets[3]
Class 529-C:
5/31/2023[5,6]	$9.66	$.11	$(.16)	$(.05)	$(.48)	$—	$(.48)	$9.13	(.42)%[7]	$3		1.44%[8]		1.44%[8]		2.32%[8]
11/30/2022	11.23	.57	(1.84)	(1.27)	(.30)	—	(.30)	9.66	(11.68)	3		1.42		1.42		5.61
11/30/2021	11.08	.32	.11	.43	(.09)	(.19)	(.28)	11.23	3.84	3		1.41		1.41		2.87
11/30/2020	9.79	.01	1.30	1.31	(.02)	—	(.02)	11.08	13.40	2		1.41		1.41		.14
11/30/2019	9.43	.09	.45	.54	(.14)	(.04)	(.18)	9.79	5.87	3		1.39		1.39		.93
11/30/2018	9.62	.14	(.30)	(.16)	—	(.03)	(.03)	9.43	(1.64)	3		1.51		1.51		1.43
Class 529-E:
5/31/2023[5,6]	9.66	.13	(.16)	(.03)	(.54)	—	(.54)	9.09	(.14)[7]	3		.89	[8]	.89	[8]	2.90	[8]
11/30/2022	11.21	.62	(1.83)	(1.21)	(.34)	—	(.34)	9.66	(11.23)	4		.88		.88		6.02
11/30/2021	11.13	.36	.12	.48	(.21)	(.19)	(.40)	11.21	4.41	3		.89		.89		3.32
11/30/2020	9.84	.11	1.26	1.37	(.08)	—	(.08)	11.13	13.96	2		.91		.91		1.04
11/30/2019	9.49	.14	.43	.57	(.18)	(.04)	(.22)	9.84	6.29	1		.93		.93		1.44
11/30/2018	9.73	.19	(.30)	(.11)	(.10)	(.03)	(.13)	9.49	(1.08)	1		.96		.96		2.02
Class 529-T:
5/31/2023[5,6]	9.76	.16	(.16)	— [11]	(.59)	—	(.59)	9.17	.16 [7,9]	—	[10]	.38	[8,9]	.38	[8,9]	3.43	[8,9]
11/30/2022	11.31	.67	(1.84)	(1.17)	(.38)	—	(.38)	9.76	(10.79)[9]	—	[10]	.42	[9]	.42	[9]	6.48	[9]
11/30/2021	11.21	.41	.11	.52	(.23)	(.19)	(.42)	11.31	4.83 [9]	—	[10]	.45	[9]	.45	[9]	3.72	[9]
11/30/2020	9.90	.15	1.27	1.42	(.11)	—	(.11)	11.21	14.55 [9]	—	[10]	.48	[9]	.48	[9]	1.37	[9]
11/30/2019	9.55	.18	.44	.62	(.23)	(.04)	(.27)	9.90	6.64 [9]	—	[10]	.50	[9]	.50	[9]	1.84	[9]
11/30/2018	9.78	.23	(.30)	(.07)	(.13)	(.03)	(.16)	9.55	(.65)[9]	—	[10]	.52	[9]	.52	[9]	2.42	[9]
Class 529-F-1:
5/31/2023[5,6]	9.78	.16	(.17)	(.01)	(.58)	—	(.58)	9.19	(.04)[7,9]	—	[10]	.47	[8,9]	.47	[8,9]	3.34	[8,9]
11/30/2022	11.34	.66	(1.84)	(1.18)	(.38)	—	(.38)	9.78	(10.78)[9]	—	[10]	.49	[9]	.49	[9]	6.41	[9]
11/30/2021	11.24	.41	.12	.53	(.24)	(.19)	(.43)	11.34	4.81 [9]	—	[10]	.47	[9]	.47	[9]	3.71	[9]
11/30/2020	9.92	.15	1.28	1.43	(.11)	—	(.11)	11.24	14.49 [9]	—	[10]	.46	[9]	.46	[9]	1.42	[9]
11/30/2019	9.57	.17	.45	.62	(.23)	(.04)	(.27)	9.92	6.81	5		.50		.50		1.78
11/30/2018	9.80	.24	(.31)	(.07)	(.13)	(.03)	(.16)	9.57	(.68)	5		.50		.50		2.50
Class 529-F-2:
5/31/2023[5,6]	9.75	.16	(.16)	— [11]	(.60)	—	(.60)	9.15	(.02)[7]	10		.37	[8]	.37	[8]	3.47	[8]
11/30/2022	11.30	.67	(1.84)	(1.17)	(.38)	—	(.38)	9.75	(10.67)	11		.39		.39		6.52
11/30/2021	11.20	.42	.11	.53	(.24)	(.19)	(.43)	11.30	4.86	9		.42		.42		3.85
11/30/2020[5,12]	11.03	.01	.16	.17	—	—	—	11.20	1.54 [7]	7		.04	[7]	.04	[7]	.11	[7]
Class 529-F-3:
5/31/2023[5,6]	9.74	.16	(.15)	.01	(.60)	—	(.60)	9.15	.10 [7]	—	[10]	.38	[8]	.38	[8]	3.44	[8]
11/30/2022	11.29	.67	(1.83)	(1.16)	(.39)	—	(.39)	9.74	(10.66)	—	[10]	.36		.36		6.53
11/30/2021	11.20	.42	.11	.53	(.25)	(.19)	(.44)	11.29	4.91	—	[10]	.41		.37		3.80
11/30/2020[5,12]	11.03	.01	.16	.17	—	—	—	11.20	1.54 [7]	—	[10]	.05	[7]	.03	[7]	.12	[7]
Class R-1:
5/31/2023[5,6]	9.57	.11	(.15)	(.04)	(.50)	—	(.50)	9.03	(.33)[7]	5		1.40	[8]	1.40	[8]	2.42	[8]
11/30/2022	11.10	.57	(1.82)	(1.25)	(.28)	—	(.28)	9.57	(11.66)	5		1.41		1.41		5.62
11/30/2021	11.11	.30	.11	.41	(.23)	(.19)	(.42)	11.10	3.81	4		1.46		1.46		2.76
11/30/2020	9.80	.05	1.27	1.32	(.01)	—	(.01)	11.11	13.44	3		1.40		1.40		.54
11/30/2019	9.46	.07	.46	.53	(.15)	(.04)	(.19)	9.80	5.73	—	[10]	1.46		1.46		.77
11/30/2018	9.70	.14	(.30)	(.16)	(.05)	(.03)	(.08)	9.46	(1.62)	—	[10]	1.47		1.47		1.49

Refer to the end of the table for footnotes.

30	American Funds Inflation Linked Bond Fund

Financial highlights (continued)

		(Loss) income from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]		Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]		Ratio of net income to average net assets[3]
Class R-2:
5/31/2023[5,6]	$9.52	$.11	$(.15)	$(.04)	$(.50)	$—	$(.50)	$8.98	(.42)%[7]	$17	1.35%[8]		1.35%[8]		2.46%[8]
11/30/2022	11.06	.57	(1.82)	(1.25)	(.29)	—	(.29)	9.52	(11.56)	13	1.36		1.35		5.64
11/30/2021	10.99	.31	.11	.42	(.16)	(.19)	(.35)	11.06	3.89	13	1.36		1.36		2.83
11/30/2020	9.72	.06	1.24	1.30	(.03)	—	(.03)	10.99	13.46	10	1.40		1.40		.56
11/30/2019	9.39	.08	.45	.53	(.16)	(.04)	(.20)	9.72	5.73	5	1.44		1.44		.88
11/30/2018	9.62	.15	(.30)	(.15)	(.05)	(.03)	(.08)	9.39	(1.54)	4	1.41		1.41		1.57
Class R-2E:
5/31/2023[5,6]	9.68	.13	(.16)	(.03)	(.52)	—	(.52)	9.13	(.21)[7]	3	1.10	[8]	1.10	[8]	2.78	[8]
11/30/2022	11.23	.61	(1.84)	(1.23)	(.32)	—	(.32)	9.68	(11.36)	3	1.11		1.11		5.96
11/30/2021	11.13	.37	.09	.46	(.17)	(.19)	(.36)	11.23	4.11	2	1.11		1.11		3.38
11/30/2020	9.85	.07	1.27	1.34	(.06)	—	(.06)	11.13	13.71	2	1.17		1.16		.70
11/30/2019	9.50	.15	.40	.55	(.16)	(.04)	(.20)	9.85	6.03	2	1.15		1.15		1.55
11/30/2018	9.73	.17	(.29)	(.12)	(.08)	(.03)	(.11)	9.50	(1.27)	1	1.18		1.18		1.74
Class R-3:
5/31/2023[5,6]	9.62	.13	(.14)	(.01)	(.54)	—	(.54)	9.07	(.12)[7]	27	.94	[8]	.94	[8]	2.83	[8]
11/30/2022	11.17	.62	(1.84)	(1.22)	(.33)	—	(.33)	9.62	(11.20)	28	.94		.94		6.05
11/30/2021	11.10	.37	.09	.46	(.20)	(.19)	(.39)	11.17	4.27	28	.95		.95		3.35
11/30/2020	9.81	.10	1.27	1.37	(.08)	—	(.08)	11.10	13.90	18	.97		.97		.97
11/30/2019	9.47	.14	.43	.57	(.19)	(.04)	(.23)	9.81	6.22	10	.99		.99		1.50
11/30/2018	9.70	.19	(.30)	(.11)	(.09)	(.03)	(.12)	9.47	(1.12)	6	1.01		1.01		2.03
Class R-4:
5/31/2023[5,6]	9.72	.15	(.15)	— [11]	(.57)	—	(.57)	9.15	(.13)[7]	52	.64	[8]	.64	[8]	3.14	[8]
11/30/2022	11.28	.65	(1.84)	(1.19)	(.37)	—	(.37)	9.72	(10.92)	56	.65		.65		6.28
11/30/2021	11.19	.44	.06	.50	(.22)	(.19)	(.41)	11.28	4.63	64	.65		.64		4.03
11/30/2020	9.89	.13	1.27	1.40	(.10)	—	(.10)	11.19	14.33	15	.66		.66		1.26
11/30/2019	9.54	.17	.43	.60	(.21)	(.04)	(.25)	9.89	6.49	8	.69		.69		1.79
11/30/2018	9.77	.22	(.30)	(.08)	(.12)	(.03)	(.15)	9.54	(.85)	5	.71		.71		2.34
Class R-5E:
5/31/2023[5,6]	9.76	.16	(.17)	(.01)	(.59)	—	(.59)	9.16	.04 [7]	28	.45	[8]	.45	[8]	3.41	[8]
11/30/2022	11.31	.68	(1.85)	(1.17)	(.38)	—	(.38)	9.76	(10.76)	29	.44		.44		6.63
11/30/2021	11.22	.45	.07	.52	(.24)	(.19)	(.43)	11.31	4.77	17	.45		.45		4.07
11/30/2020	9.91	.15	1.28	1.43	(.12)	—	(.12)	11.22	14.51	8	.45		.45		1.38
11/30/2019	9.57	.19	.43	.62	(.24)	(.04)	(.28)	9.91	6.72	4	.47		.47		1.91
11/30/2018	9.79	.22	(.28)	(.06)	(.13)	(.03)	(.16)	9.57	(.56)	2	.51		.51		2.26
Class R-5:
5/31/2023[5,6]	9.80	.16	(.15)	.01	(.60)	—	(.60)	9.21	.11 [7]	10	.35	[8]	.35	[8]	3.47	[8]
11/30/2022	11.36	.69	(1.86)	(1.17)	(.39)	—	(.39)	9.80	(10.65)	10	.35		.35		6.58
11/30/2021	11.26	.44	.10	.54	(.25)	(.19)	(.44)	11.36	4.93	14	.36		.36		3.96
11/30/2020	9.95	.18	1.26	1.44	(.13)	—	(.13)	11.26	14.62	8	.36		.36		1.68
11/30/2019	9.59	.18	.46	.64	(.24)	(.04)	(.28)	9.95	6.86	3	.39		.39		1.88
11/30/2018	9.82	.24	(.30)	(.06)	(.14)	(.03)	(.17)	9.59	(.59)	3	.41		.41		2.50
Class R-6:
5/31/2023[5,6]	9.82	.16	(.16)	— [11]	(.60)	—	(.60)	9.22	.18 [7]	9,861	.29	[8]	.29	[8]	3.54	[8]
11/30/2022	11.38	.67	(1.84)	(1.17)	(.39)	—	(.39)	9.82	(10.68)	9,173	.30		.29		6.52
11/30/2021	11.27	.44	.11	.55	(.25)	(.19)	(.44)	11.38	5.05	7,805	.31		.31		3.99
11/30/2020	9.96	.17	1.27	1.44	(.13)	—	(.13)	11.27	14.66	5,933	.32		.32		1.57
11/30/2019	9.60	.20	.45	.65	(.25)	(.04)	(.29)	9.96	6.90	4,680	.33		.33		2.05
11/30/2018	9.82	.25	(.30)	(.05)	(.14)	(.03)	(.17)	9.60	(.46)	3,405	.36		.36		2.60

Refer to the end of the table for footnotes.

American Funds Inflation Linked Bond Fund	31

Financial highlights (continued)

	Six months ended May 31, 2023[5,6,7]	Year ended November 30,
		2022	2021	2020	2019	2018
Portfolio turnover rate for all share classes[13]	5%	42%	29%	114%	78%	57%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain waivers/reimbursements from CRMC and/or AFS. During some of the years shown, CRMC waived a portion of investment advisory services fees. In addition, during some of the years shown, AFS waived a portion of transfer agent services fees for Class F-3 shares. In addition, during some of the years shown, CRMC reimbursed a portion of transfer agent services fees for certain share classes.
[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]	Based on operations for a period that is less than a full year.
[6]	Unaudited.
[7]	Not annualized.
[8]	Annualized.
[9]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[10]	Amount less than $1 million.
[11]	Amount less than $.01.
[12]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.
[13]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.

Refer to the notes to financial statements.

32	American Funds Inflation Linked Bond Fund

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (December 1, 2022, through May 31, 2023).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

American Funds Inflation Linked Bond Fund	33

Expense example (continued)

	Beginning account value 12/1/2022	Ending account value 5/31/2023	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$999.36	$3.44	.69%
Class A – assumed 5% return	1,000.00	1,021.49	3.48	.69
Class C – actual return	1,000.00	995.67	6.92	1.39
Class C – assumed 5% return	1,000.00	1,018.00	6.99	1.39
Class T – actual return	1,000.00	1,001.09	1.50	.30
Class T – assumed 5% return	1,000.00	1,023.44	1.51	.30
Class F-1 – actual return	1,000.00	999.04	3.29	.66
Class F-1 – assumed 5% return	1,000.00	1,021.64	3.33	.66
Class F-2 – actual return	1,000.00	1,001.38	1.95	.39
Class F-2 – assumed 5% return	1,000.00	1,022.99	1.97	.39
Class F-3 – actual return	1,000.00	1,000.71	1.45	.29
Class F-3 – assumed 5% return	1,000.00	1,023.49	1.46	.29
Class 529-A – actual return	1,000.00	998.91	3.34	.67
Class 529-A – assumed 5% return	1,000.00	1,021.59	3.38	.67
Class 529-C – actual return	1,000.00	995.76	7.17	1.44
Class 529-C – assumed 5% return	1,000.00	1,017.75	7.24	1.44
Class 529-E – actual return	1,000.00	998.60	4.43	.89
Class 529-E – assumed 5% return	1,000.00	1,020.49	4.48	.89
Class 529-T – actual return	1,000.00	1,001.56	1.90	.38
Class 529-T – assumed 5% return	1,000.00	1,023.04	1.92	.38
Class 529-F-1 – actual return	1,000.00	999.63	2.34	.47
Class 529-F-1 – assumed 5% return	1,000.00	1,022.59	2.37	.47
Class 529-F-2 – actual return	1,000.00	999.82	1.84	.37
Class 529-F-2 – assumed 5% return	1,000.00	1,023.09	1.87	.37
Class 529-F-3 – actual return	1,000.00	1,001.02	1.90	.38
Class 529-F-3 – assumed 5% return	1,000.00	1,023.04	1.92	.38
Class R-1 – actual return	1,000.00	996.65	6.97	1.40
Class R-1 – assumed 5% return	1,000.00	1,017.95	7.04	1.40
Class R-2 – actual return	1,000.00	995.83	6.72	1.35
Class R-2 – assumed 5% return	1,000.00	1,018.20	6.79	1.35
Class R-2E – actual return	1,000.00	997.88	5.48	1.10
Class R-2E – assumed 5% return	1,000.00	1,019.45	5.54	1.10
Class R-3 – actual return	1,000.00	998.79	4.68	.94
Class R-3 – assumed 5% return	1,000.00	1,020.24	4.73	.94
Class R-4 – actual return	1,000.00	998.75	3.19	.64
Class R-4 – assumed 5% return	1,000.00	1,021.74	3.23	.64
Class R-5E – actual return	1,000.00	1,000.40	2.24	.45
Class R-5E – assumed 5% return	1,000.00	1,022.69	2.27	.45
Class R-5 – actual return	1,000.00	1,001.05	1.75	.35
Class R-5 – assumed 5% return	1,000.00	1,023.19	1.77	.35
Class R-6 – actual return	1,000.00	1,001.81	1.45	.29
Class R-6 – assumed 5% return	1,000.00	1,023.49	1.46	.29

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

34	American Funds Inflation Linked Bond Fund

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the continuation of the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through April 30, 2024. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all the fund’s independent board members. The board and the committee determined in the exercise of their business judgment that the fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board and the committee took into account their interactions with CRMC as well as information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which the fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee considered the risks assumed by CRMC in providing services to the fund, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of the fund in light of its objective. They compared the fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which the fund is included) and data such as relevant market and fund indexes over various periods (including the fund’s lifetime) through September 30, 2022. They generally placed greater emphasis on investment results over longer term periods. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that the fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses generally compared favorably to those of other similar funds included in the comparable Lipper category. The board and the committee also considered the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, as well as in relation to the risks assumed by the adviser in sponsoring and managing the fund, and that the fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

American Funds Inflation Linked Bond Fund	35

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the fund and other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that CRMC bears the cost of third-party research. The board and committee also noted that CRMC benefitted from the use of commissions from portfolio transactions made on behalf of the fund to facilitate payment to certain broker-dealers for research to comply with regulatory requirements applicable to these firms, with all such amounts reimbursed by CRMC. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of a number of large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

36	American Funds Inflation Linked Bond Fund

Liquidity Risk Management Program	unaudited

The fund has adopted a liquidity risk management program (the “program”). The fund’s board has designated Capital Research and Management Company (“CRMC”) as the administrator of the program. Personnel of CRMC or its affiliates conduct the day-to-day operation of the program pursuant to policies and procedures administered by the Capital Group Liquidity Risk Management Committee.

Under the program, CRMC manages the fund’s liquidity risk, which is the risk that the fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the fund. This risk is managed by monitoring the degree of liquidity of the fund’s investments, limiting the amount of the fund’s illiquid investments, and utilizing various risk management tools and facilities available to the fund for meeting shareholder redemptions, among other means. CRMC’s process of determining the degree of liquidity of the fund’s investments is supported by one or more third-party liquidity assessment vendors.

The fund’s board reviewed a report prepared by CRMC regarding the operation and effectiveness of the program for the period October 1, 2021, through September 30, 2022. No significant liquidity events impacting the fund were noted in the report. In addition, CRMC provided its assessment that the program had been effective in managing the fund’s liquidity risk.

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American Funds Inflation Linked Bond Fund	43

Office of the fund

6455 Irvine Center Drive
Irvine, CA 92618-4518

Investment adviser

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts

American Funds Service Company
(Write to the address nearest you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111-2900

Counsel

Morgan, Lewis & Bockius LLP
One Federal Street

Boston, MA 02110-1726

Independent registered public accounting firm

PricewaterhouseCoopers LLP
601 South Figueroa Street
Los Angeles, CA 90017-3874

Principal underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

44	American Funds Inflation Linked Bond Fund

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or refer to the Capital Group website at capitalgroup.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on our website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.

American Funds Inflation Linked Bond Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. This filing is available free of charge on the SEC website at sec.gov and on our website.

This report is for the information of shareholders of American Funds Inflation Linked Bond Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after September 30, 2023, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

Bloomberg® is a trademark of Bloomberg Finance L.P. (collectively with its affiliates, “Bloomberg”). Barclays® is a trademark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Neither Bloomberg nor Barclays approves or endorses this material, guarantees the accuracy or completeness of any information herein and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

American Funds Distributors, Inc.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemTM — has resulted in superior outcomes.

Aligned with investor success

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 28 years of investment industry experience, including 22 years at our company, reflecting a career commitment to our long-term approach.1

The Capital System

The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior outcomes

Equity-focused funds have beaten their Lipper peer indexes in 90% of 10-year periods and 99% of 20-year periods.2 Relative to their peers, our fixed income funds have helped investors achieve better diversification through attention to correlation between bonds and equities.3 Fund management fees have been among the lowest in the industry.4

[1]	Investment industry experience as of December 31, 2022.
[2]	Based on Class F-2 share results for rolling monthly 10- and 20-year periods starting with the first 10- or 20-year period after each mutual fund’s inception through December 31, 2022. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary. Past results are not predictive of results in future periods.
[3]	Based on Class F-2 share results as of December 31, 2022. Sixteen of the 18 fixed income American Funds that have been in existence for the three-year period showed a three-year correlation lower than their respective Morningstar peer group averages. S&P 500 Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1. A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.
[4]	On average, our mutual fund management fees were in the lowest quintile 62% of the time, based on the 20-year period ended December 31, 2022, versus comparable Lipper categories, excluding funds of funds.

Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Refer to capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS INFLATION LINKED BOND FUND

By __/s/ Kristine M. Nishiyama____________________
Kristine M. Nishiyama, Principal Executive Officer

Date: July 31, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By __/s/ Kristine M. Nishiyama_________________
Kristine M. Nishiyama, Principal Executive Officer

Date: July 31, 2023

By ___/s/ Becky L. Park __________
Becky L. Park, Treasurer and Principal Financial Officer

Date: July 31, 2023